Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 15, 2011	Sep. 15, 2008
Accounting Policies [Line Items]
Total allowances for doubtful accounts	$ 25,700,000	$ 24,600,000
Capitalized Computer Software, Net	116,300,000	106,100,000
Depreciation expense	172,800,000	152,300,000	160,200,000
Short-term borrowings	330,700,000	439,800,000
Accounts receivable from securitization	1,070,000,000	723,100,000
Sales allowances, current	1,630,000,000	1,240,000,000
Accrued sales allowances and other adjustments	581,300,000	281,100,000
Weighted average number diluted shares outstanding adjustment, stock-based awards and warrants	17,700,000	5,100,000	300,000
Stock repurchased during period, shares		28,500,000	41,400,000
Stock repurchased during period, value		1,000,000,000	999,900,000
Anti-dilutive securities excluded from computation of earnings per share	6,100,000	1,000,000	4,800,000
Old Warrants
Accounting Policies [Line Items]
Exercise price of warrants issued					$ 20
Warrants exchanged in amended transaction				41,000,000
New Warrants
Accounting Policies [Line Items]
Exercise price of warrants issued				30
Convertible Debt | Cash Convertible Notes
Accounting Policies [Line Items]
Aggregate principal amount	573,100,000	574,000,000			575,000,000
Working Capital Facilities
Accounting Policies [Line Items]
Short-term borrowings, weighted average interest rate	10.90%
Receivables Facility
Accounting Policies [Line Items]
Accounts receivable securitization facility maximum borrowing capacity	400,000,000
Short-term borrowings	$ 325,000,000	$ 374,000,000
Minimum
Accounting Policies [Line Items]
Finite-lived intangible asset, estimated useful life, in years	5 years
Maximum
Accounting Policies [Line Items]
Finite-lived intangible asset, estimated useful life, in years	20 years
Maximum | Old Warrants
Accounting Policies [Line Items]
Aggregate amount of warrants issued					43,200,000
Machinery and equipment | Minimum
Accounting Policies [Line Items]
Property, plant and equipment, estimated service life (years)	3 years
Machinery and equipment | Maximum
Accounting Policies [Line Items]
Property, plant and equipment, estimated service life (years)	18 years
Buildings and improvements | Minimum
Accounting Policies [Line Items]
Property, plant and equipment, estimated service life (years)	15 years
Buildings and improvements | Maximum
Accounting Policies [Line Items]
Property, plant and equipment, estimated service life (years)	39 years
Software and Software Development Costs
Accounting Policies [Line Items]
Property, plant and equipment, estimated service life (years)	3 years
Accounts Receivable
Accounting Policies [Line Items]
Concentration risk, percentage	53.00%	41.00%
Concentration risk, number of customers	3	3